CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)/income	¥ 13,172,000	$ 1,910	¥ (3,103,465,000)	¥ (1,392,930,000)
Adjustments to reconcile net (loss)/income to net cash generated from operating activities:
Depreciation of property, equipment and software	68,807,000	9,976	108,446,000	55,751,000
Amortization of intangible assets and land use rights	1,950,000	283	4,116,000	1,461,000
Share of results of equity investees	0	0	302,000	(63,000)
Realized gains from investments	(42,264,000)	(6,128)	(65,763,000)	(70,403,000)
Disposal loss/(gain) on assets	(21,374,000)	(3,099)	146,245,000	3,145,000
Fair value change of fair value option	13,232,000	1,918	0	0
Share-based compensation	122,654,000	17,783	320,889,000	238,446,000
Provision for inventory	0	0	12,901,000	0
Impairment loss on long-lived assets	0	0	52,544,000	0
Impairment loss on goodwill	0	0	43,300,000	0
Realized gain from derivative financial liabilities	0	0	(7,938,000)	0
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities	(329,923,000)	(47,834)	(942,260,000)	1,508,939,000
Deferred revenue	(36,885,000)	(5,348)	(1,737,521,000)	1,384,403,000
Prepaid expenses and other current assets	(12,294,000)	(1,782)	459,506,000	(479,985,000)
Income tax payable	1,793,000	260	(4,654,000)	(11,439,000)
Other assets	293,465,000	42,548	486,302,000	(614,225,000)
Deferred tax assets	(15,679,000)	(2,273)	48,324,000	(17,608,000)
Deferred tax liabilities	(2,109,000)	(306)	(7,081,000)	(2,219,000)
Net cash generated from/(used in) operating activities	54,545,000	7,908	(4,185,807,000)	603,273,000
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments	(29,317,782,000)	(4,250,679)	(46,001,552,000)	(17,394,632,000)
Proceeds from maturity of short-term investments	29,249,349,000	4,240,757	51,063,983,000	11,689,198,000
Purchase of property, equipment and software	(18,952,000)	(2,748)	(272,323,000)	(284,072,000)
Payment for asset acquisition	(15,000,000)	(2,175)	0	(74,309,000)
Short-term loans to a third party	(612,000,000)	(88,732)	0	0
Repayment of short-term loans from a third party	534,000,000	77,423	0	0
Proceeds from maturity of long-term investments	0	0	0	501,733,000
Proceeds from disposal of equity method investments	0	0	5,548,000	0
Proceeds from derivative financial liabilities	0	0	7,938,000	0
Proceeds from capital return related to equity method investment	0	0	0	1,300,000
Acquisition of businesses	0	0	0	(35,529,000)
Disposal of property, equipment and software	22,000,000	3,190	8,908,000	7,000
Net cash (used in)/generated from investing activities	(158,385,000)	(22,964)	4,812,502,000	(5,596,304,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution	0	0	7,000	36,000
Proceeds from private placement financing	0	0	0	5,687,251,000
Repurchase of ordinary shares	0	0	0	(282,543,000)
Proceeds from short-term loans	0	0	400,000,000	0
Repayments of short-term loans	0	0	(400,000,000)	0
Payment for asset acquisition after three months of completion	0	0	(100,621,000)	(132,184,000)
Repayment to related parties	0	0	0	(460,000)
Net cash generated from/(used in) financing activities	0	0	(100,614,000)	5,272,100,000
Effect of exchange rate changes	26,650,000	3,864	15,818,000	2,188,000
Net increase/(decrease) in cash and cash equivalents	(77,190,000)	(11,192)	541,899,000	281,257,000
Cash, cash equivalents and restricted cash at beginning of the year	897,123,000	130,071	355,224,000	73,967,000
Cash, cash equivalents and restricted cash at end of the year	819,933,000	118,879	897,123,000	355,224,000
Supplemental schedule of cash flow information
Income taxes paid	20,217,000	(2,931)	(84,832,000)	86,348,000
Non-cash investing and financing activity
Payables for purchase of property, equipment and software	413,000	60	4,778,000	36,092,000
Payables for assets acquisition	¥ 0	$ 0	¥ 0	¥ 127,316,000